CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues		$ 904,222	$ 4,697,351	$ 1,495,977	$ 6,808,201	$ 9,880,608	$ 23,348,714
Cost of revenue		410,892	1,320,464	753,239	2,138,569	3,156,920	9,328,893
Gross profit		493,330	3,376,887	742,738	4,669,632	6,723,688	14,019,821
Operating expense
General, selling and administrative expense		5,114,115	5,392,625	9,605,377	9,522,883	18,442,839	17,016,789
Write-off of non-compete agreement							468,750
Restructuring costs							377,961
Total operating expense, net						18,442,839	17,863,500
Loss from operations		(4,620,785)	(2,015,738)	(8,862,639)	(4,853,251)	(11,719,151)	(3,843,679)
Other income (expense)
Interest income (expense)		(183,257)	(486,758)	(250,944)	(921,543)	(2,030,321)	(2,782,047)
Amortization of debt issuance costs			(482,588)		(918,254)	(1,026,220)	(1,082,829)
Total interest expense		(183,257)	(969,346)	(250,944)	(1,839,797)	(3,056,541)	(3,864,876)
Gain on sale of SRAXmd, net		(77,373)	(22,165)	395,106	(22,165)	22,108,028
Exchange Gain or Loss			(596)	13,509	(5,260)
Loss on repricing of equity warrants		(341,682)		(341,682)
Accretion of conversion feature						(3,085,822)	(925,748)
Accretion of debt discount and warrants						(1,208,524)	(263,648)
Gain (loss) on settlement						(3,240,126)
Other Income						(8,204)
Change in fair value of warrant liability		(2,875,554)	(1,013,565)	(4,837,405)	2,710,129	8,953,933	(4,134,166)
Other non-operating income (expense)		(3,294,609)	(1,036,326)	(4,770,472)	2,682,704		(5,323,562)
Total other income (expense)		(3,477,866)	(2,005,672)	(5,021,416)	842,907	20,462,744	(9,188,438)
Income (loss) before provision for income taxes		(8,098,651)	(4,021,410)	(13,884,055)	(4,010,344)	8,743,593	(13,032,117)
Provision for income taxes
Net income (loss)		$ (8,098,651)	$ (4,021,410)	$ (13,884,055)	$ (4,010,344)	$ 8,743,593	$ (13,032,117)
Net (loss) income per share, basic						$ 0.86	$ (1.58)
Net (loss) income per share, diluted						$ 0.86	(1.58)
Net loss per share, basic and diluted		$ (0.67)	$ (0.39)	$ (1.24)	$ (0.4)		$ (1.58)
Weighted average shares outstanding
Weighted average shares outstanding, basic		12,129,787	10,213,618	11,210,810	10,126,247	10,121,408	8,253,851
Weighted average shares outstanding, diluted		12,129,787	10,213,618	11,210,810	10,126,247	10,121,408	8,253,851
Big Token, Inc. [Member]
Revenues
Cost of revenue
Gross profit
Operating expense
General, selling and administrative expense	209,181	1,012,528	614,760	1,707,211	913,229	1,970,677	$ 209,181
Depreciation	442	30,654	6,465	55,665	9,727	37,903
Total operating expense, net	209,623	1,043,182	621,225	1,762,876	922,956	2,008,580
Loss from operations	(209,623)	(1,043,182)	(621,225)	(1,762,876)	(922,956)	(2,008,580)
Other income (expense)
Cryptocurrency impairment			(596)	(1,772)	(5,260)	(35,474)	0
Exchange Gain or Loss
Other non-operating income (expense)
Total other income (expense)			(596)	(1,772)	(5,260)	(35,474)
Income (loss) before provision for income taxes	(209,623)	(1,043,182)	(621,821)	(1,764,648)	(928,216)	(2,044,054)
Provision for income taxes
Net income (loss)	$ (209,623)	$ (1,043,182)	$ (621,821)	$ (1,764,648)	$ (928,216)	$ (2,044,054)	$ (209,623)
Net (loss) income per share, basic	$ (0.21)	$ (1.04)	$ (0.62)	$ (1.76)	$ (0.93)	$ (2.04)
Net (loss) income per share, diluted	$ (0.21)	$ (1.04)	$ (0.62)	$ (1.76)	$ (0.93)	$ (2.04)
Weighted average shares outstanding
Weighted average shares outstanding, basic	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Weighted average shares outstanding, diluted	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000